Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
AeroVironment, Inc.
(a)
................. 1,940 $ 309,993
Axon Enterprise, Inc.
(a)
................ 10,890 3,415,757
BWX Technologies, Inc. ............... 11,853 1,135,162
Curtiss-Wright Corp. .................. 7,224 1,830,706
Hexcel Corp. ....................... 2,658 170,670
Moog, Inc. , Class A .................. 1,437 228,584
7,090,872
Automobile Components — 0.5%
Autoliv, Inc. ........................ 6,618 792,770
Dana, Inc. ......................... 27,016 335,809
Mobileye Global, Inc. , Class A
(a)(b)
......... 10,244 282,222
Modine Manufacturing Co.
(a)
............ 24,084 2,230,901
Visteon Corp.
(a)
..................... 9,375 1,037,156
4,678,858
Automobiles — 0.4%
Harley-Davidson, Inc. ................. 52,305 1,798,769
Thor Industries, Inc. .................. 13,338 1,326,064
Winnebago Industries, Inc. ............. 9,989 615,123
3,739,956
Banks — 5.7%
1st Source Corp. .................... 27,259 1,352,046
Associated Banc-Corp. ................ 40,954 862,901
Axos Financial, Inc.
(a)
................. 33,463 1,693,562
BancFirst Corp. ..................... 12,798 1,141,198
Bancorp, Inc. (The)
(a)
................. 29,125 872,002
Bank of Hawaii Corp. ................. 15,527 880,226
Bank of NT Butterfield & Son Ltd. (The) ..... 21,771 740,214
Bank OZK ........................ 19,165 855,717
BankUnited, Inc. .................... 63,374 1,693,987
BOK Financial Corp. .................. 1,934 171,604
Capitol Federal Financial, Inc. ........... 72,692 346,741
City Holding Co. .................... 1,743 176,078
Comerica, Inc. ...................... 36,858 1,849,166
Commerce Bancshares, Inc. ............ 38,896 2,126,833
Community Trust Bancorp, Inc. .......... 11,289 474,251
Cullen/Frost Bankers, Inc. .............. 22,496 2,347,233
Customers Bancorp, Inc.
(a)
.............. 19,803 904,403
CVB Financial Corp. .................. 24,541 401,000
Eagle Bancorp, Inc. .................. 13,473 249,116
East West Bancorp, Inc. ............... 43,391 3,232,196
First Bancorp ...................... 122,134 2,163,992
First Citizens BancShares, Inc. , Class A ..... 1,456 2,455,923
First Financial Bankshares, Inc. .......... 13,015 384,723
First Foundation, Inc. ................. 53,613 293,799
First Hawaiian, Inc. .................. 86,963 1,834,050
First Horizon Corp. ................... 25,049 373,731
Fulton Financial Corp. ................. 35,607 589,296
Hancock Whitney Corp. ............... 14,954 678,762
Hilltop Holdings, Inc. .................. 39,347 1,151,293
HomeStreet, Inc. .................... 30,085 368,541
International Bancshares Corp. .......... 17,371 966,696
Kearny Financial Corp. ................ 27,207 146,918
Metropolitan Bank Holding Corp.
(a)
........ 27,267 1,082,500
NBT Bancorp, Inc. ................... 8,292 290,303
New York Community Bancorp, Inc. ....... 209,181 554,330
Northfield Bancorp, Inc. ............... 9,083 75,752
OFG Bancorp ...................... 84,466 3,050,067
Pathward Financial, Inc.
(b)
.............. 22,126 1,114,487
Pinnacle Financial Partners, Inc. .......... 9,003 690,530
Popular, Inc. ....................... 66,618 5,661,864
Preferred Bank ..................... 19,822 1,500,327
Security
Shares
Shares Value
Banks (continued)
ServisFirst Bancshares, Inc. ............ 16,381 $ 965,824
SouthState Corp. .................... 1,736 131,415
Synovus Financial Corp. ............... 9,590 343,226
Texas Capital Bancshares, Inc.
(a)
......... 4,246 243,720
Trustmark Corp. .................... 27,697 819,831
UMB Financial Corp. ................. 12,578 1,001,963
WaFd, Inc. ........................ 39,312 1,064,962
Webster Financial Corp. ............... 9,959 436,503
Western Alliance Bancorp .............. 22,872 1,299,816
Wintrust Financial Corp. ............... 1,872 180,910
Zions Bancorp NA ................... 47,019 1,917,435
56,203,963
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 719 200,177
Celsius Holdings, Inc.
(a)(b)
............... 19,304 1,375,796
Coca-Cola Consolidated, Inc. ............ 2,102 1,736,252
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 88,051 745,792
Vita Coco Co., Inc. (The)
(a)
.............. 125,949 3,053,004
7,111,021
Biotechnology — 4.8%
(a)
89bio, Inc. ........................ 17,730 150,882
ACADIA Pharmaceuticals, Inc. ........... 57,211 955,996
Agenus, Inc.
(b)
...................... 9,390 113,807
Akero Therapeutics, Inc. ............... 9,052 180,044
Alkermes plc ....................... 84,261 2,067,765
Allogene Therapeutics, Inc.
(b)
............ 21,670 59,809
Amicus Therapeutics, Inc. .............. 51,516 514,645
AnaptysBio, Inc. .................... 39,605 963,986
Anavex Life Sciences Corp.
(b)
............ 89,119 325,284
Apellis Pharmaceuticals, Inc.
(b)
........... 21,850 965,551
Arcellx, Inc. ........................ 17,637 882,203
Arcus Biosciences, Inc. ................ 32,698 497,991
Arrowhead Pharmaceuticals, Inc. ......... 19,168 433,580
ARS Pharmaceuticals, Inc.
(b)
............ 21,283 185,162
Beam Therapeutics, Inc. ............... 35,366 750,467
BioCryst Pharmaceuticals, Inc. ........... 176,697 729,759
Blueprint Medicines Corp. .............. 10,584 966,743
Bridgebio Pharma, Inc. ................ 6,191 158,613
Catalyst Pharmaceuticals, Inc. ........... 124,873 1,879,339
CRISPR Therapeutics AG
(b)
............. 5,449 288,743
Cullinan Therapeutics, Inc. ............. 51,601 1,393,743
Cytokinetics, Inc. .................... 25,616 1,570,773
Day One Biopharmaceuticals, Inc. ........ 9,176 156,910
Denali Therapeutics, Inc. ............... 81,428 1,257,248
Dynavax Technologies Corp.
(b)
........... 53,011 602,735
Dyne Therapeutics, Inc. ............... 18,006 455,732
Eagle Pharmaceuticals, Inc. ............ 16,265 66,524
Erasca, Inc. ....................... 72,708 146,143
Exelixis, Inc. ....................... 79,240 1,858,970
Halozyme Therapeutics, Inc. ............ 51,313 1,955,025
Insmed, Inc. ....................... 7,231 178,750
Intellia Therapeutics, Inc.
(b)
............. 8,416 180,102
Ionis Pharmaceuticals, Inc.
(b)
............ 42,722 1,762,710
Ironwood Pharmaceuticals, Inc. , Class A
(b)
... 232,045 1,798,349
Madrigal Pharmaceuticals, Inc. ........... 4,327 882,795
MiMedx Group, Inc. .................. 53,573 330,010
Natera, Inc. ........................ 35,110 3,261,017
Nuvalent, Inc. , Class A ................ 1,220 84,034
Precigen, Inc.
(b)
..................... 216,382 285,624
Prothena Corp. plc ................... 11,343 230,717
PTC Therapeutics, Inc. ................ 5,446 175,089
REGENXBIO, Inc. ................... 34,352 527,303
REVOLUTION Medicines, Inc. ........... 8,208 305,994

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Roivant Sciences Ltd.
(b)
................ 11,127 $ 121,284
Sana Biotechnology, Inc.
(b)
.............. 100,237 902,133
Sarepta Therapeutics, Inc. .............. 20,542 2,601,850
SpringWorks Therapeutics, Inc. .......... 4,107 191,756
Sutro Biopharma, Inc.
(b)
................ 46,981 159,500
Syndax Pharmaceuticals, Inc. ........... 15,942 336,854
TG Therapeutics, Inc.
(b)
................ 5,619 76,756
Travere Therapeutics, Inc. .............. 37,570 207,762
United Therapeutics Corp. .............. 11,392 2,669,487
Vanda Pharmaceuticals, Inc. ............ 62,419 297,114
Vaxcyte, Inc. ....................... 10,904 660,237
Vera Therapeutics, Inc. , Class A .......... 14,632 578,110
Veracyte, Inc. ...................... 48,463 948,421
Vericel Corp. ....................... 6,244 286,412
Viking Therapeutics, Inc. ............... 12,198 970,717
Vir Biotechnology, Inc. ................ 181,714 1,537,300
Xencor, Inc. ....................... 119,283 2,497,786
47,580,145
Broadline Retail — 0.8%
Dillard's, Inc. , Class A ................. 7,736 3,388,291
Global-e Online Ltd.
(a)(b)
................ 12,938 433,811
Kohl's Corp. ....................... 48,267 1,155,512
Macy's, Inc. ....................... 134,045 2,470,449
Qurate Retail, Inc.
(a)(b)
................. 150,213 123,400
7,571,463
Building Products — 2.0%
Advanced Drainage Systems, Inc.
(b)
....... 9,183 1,441,731
Allegion plc ........................ 12,718 1,546,000
Apogee Enterprises, Inc. ............... 15,710 970,564
AZEK Co., Inc. (The) , Class A
(a)
.......... 15,589 711,482
Carlisle Cos., Inc. ................... 10,384 4,031,588
CSW Industrials, Inc. ................. 2,405 571,476
Griffon Corp. ....................... 15,198 995,773
Masonite International Corp.
(a)
........... 1,652 218,973
Masterbrand, Inc.
(a)
.................. 5,923 98,736
Owens Corning ..................... 10,595 1,782,185
Quanex Building Products Corp. .......... 10,591 351,833
Simpson Manufacturing Co., Inc. ......... 9,069 1,577,008
Trex Co., Inc.
(a)
..................... 38,377 3,398,283
UFP Industries, Inc. .................. 20,071 2,262,002
19,957,634
Capital Markets — 3.5%
Affiliated Managers Group, Inc. .......... 14,179 2,213,342
Brightsphere Investment Group, Inc. ....... 4,972 110,577
Cohen & Steers, Inc. ................. 3,887 267,348
Donnelley Financial Solutions, Inc.
(a)
....... 21,119 1,325,851
Evercore, Inc. , Class A ................ 31,506 5,718,339
Federated Hermes, Inc. , Class B ......... 29,495 968,911
Houlihan Lokey, Inc. , Class A ............ 14,053 1,791,617
Interactive Brokers Group, Inc. , Class A ..... 29,123 3,352,640
Invesco Ltd. ....................... 62,918 891,548
Janus Henderson Group plc ............ 76,559 2,390,172
Jefferies Financial Group, Inc. ........... 103,133 4,440,907
Lazard, Inc. ....................... 22,343 860,205
Moelis & Co. , Class A ................. 11,459 562,408
Piper Sandler Cos. ................... 16,012 3,134,989
Stifel Financial Corp. ................. 17,373 1,388,450
StoneX Group, Inc.
(a)
................. 12,124 880,202
TPG, Inc. , Class A ................... 47,811 2,060,654
Virtu Financial, Inc. , Class A ............. 9,880 214,396
XP, Inc. , Class A .................... 126,010 2,579,425
35,151,981
Security
Shares
Shares Value
Chemicals — 1.7%
Ashland, Inc. ....................... 10,572 $ 1,007,829
Avient Corp. ....................... 41,297 1,751,819
Axalta Coating Systems Ltd.
(a)
........... 7,283 228,978
Balchem Corp. ..................... 2,919 412,688
Cabot Corp. ....................... 13,093 1,194,474
Chemours Co. (The) .................. 51,486 1,377,250
Element Solutions, Inc. ................ 62,975 1,456,612
Hawkins, Inc. ...................... 5,295 401,202
Huntsman Corp. .................... 59,155 1,411,438
Ingevity Corp.
(a)
..................... 2,296 117,417
Innospec, Inc. ...................... 4,208 504,960
Mativ Holdings, Inc. .................. 79,344 1,448,821
Olin Corp. ......................... 25,902 1,354,157
RPM International, Inc. ................ 18,558 1,984,036
Scotts Miracle-Gro Co. (The) ............ 28,870 1,978,750
Trinseo plc ........................ 104,805 273,541
Tronox Holdings plc .................. 11,991 203,727
17,107,699
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. .................. 97,709 470,957
Brady Corp. , Class A, NVS ............. 26,015 1,534,885
Brink's Co. (The) .................... 7,436 650,353
Cimpress plc
(a)(b)
.................... 13,941 1,188,749
Clean Harbors, Inc.
(a)
................. 3,033 574,602
CoreCivic, Inc.
(a)
.................... 61,362 914,294
Deluxe Corp. ....................... 39,632 782,732
GEO Group, Inc. (The)
(a)
............... 98,007 1,456,384
HNI Corp. ......................... 6,573 275,737
Interface, Inc. ...................... 22,343 341,624
Matthews International Corp. , Class A ...... 3,446 92,973
MSA Safety, Inc. .................... 1,275 230,010
SP Plus Corp.
(a)
..................... 3,571 182,335
Steelcase, Inc. , Class A ............... 41,088 494,289
Tetra Tech, Inc. ..................... 16,248 3,163,811
Vestis Corp. ....................... 46,948 864,782
13,218,517
Communications Equipment — 0.3%
(a)
Calix, Inc. ......................... 20,754 575,509
Ciena Corp. ....................... 4,775 220,748
Extreme Networks, Inc. ................ 123,281 1,380,747
Lumentum Holdings, Inc.
(b)
............. 8,794 384,826
NetScout Systems, Inc. ................ 13,405 258,180
Viavi Solutions, Inc. .................. 30,006 237,047
3,057,057
Construction & Engineering — 2.0%
AECOM .......................... 20,580 1,900,769
API Group Corp.
(a)
................... 27,713 1,068,890
Arcosa, Inc. ....................... 10,635 808,473
Argan, Inc. ........................ 7,246 436,644
Comfort Systems USA, Inc. ............. 11,463 3,546,767
Dycom Industries, Inc.
(a)
............... 1,384 193,788
EMCOR Group, Inc.
(b)
................. 22,726 8,117,045
Fluor Corp.
(a)
....................... 17,437 703,234
MDU Resources Group, Inc. ............ 24,675 609,473
Sterling Infrastructure, Inc.
(a)(b)
........... 6,088 618,541
Valmont Industries, Inc. ................ 5,108 1,046,118
WillScot Mobile Mini Holdings Corp.
(a)
...... 28,274 1,045,007
20,094,749
Construction Materials — 0.0%
Knife River Corp.
(a)
................... 1,358 106,182

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.1%
Bread Financial Holdings, Inc. ........... 4,515 $ 166,649
Credit Acceptance Corp.
(a)(b)
............. 2,110 1,083,949
Enova International, Inc.
(a)
.............. 18,701 1,131,971
Navient Corp. ...................... 145,369 2,183,442
OneMain Holdings, Inc. ................ 38,564 2,009,570
PROG Holdings, Inc. ................. 41,033 1,363,937
SLM Corp. ........................ 104,784 2,220,373
SoFi Technologies, Inc.
(a)(b)
............. 51,251 347,482
10,507,373
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ........... 82,242 1,677,737
BJ's Wholesale Club Holdings, Inc.
(a)(b)
...... 28,707 2,143,839
Casey's General Stores, Inc. ............ 575 183,758
Grocery Outlet Holding Corp.
(a)
........... 4,194 108,918
Ingles Markets, Inc. , Class A ............ 38,345 2,751,254
Sprouts Farmers Market, Inc.
(a)(b)
......... 51,366 3,391,697
United Natural Foods, Inc.
(a)
............. 8,432 75,298
US Foods Holding Corp.
(a)
.............. 31,164 1,565,991
11,898,492
Containers & Packaging — 0.6%
Berry Global Group, Inc. ............... 17,738 1,004,680
Graphic Packaging Holding Co. .......... 105,905 2,737,644
Greif, Inc. , Class A, NVS ............... 2,238 137,145
O-I Glass, Inc.
(a)(b)
.................... 13,514 202,170
Sealed Air Corp. .................... 8,365 263,330
Sonoco Products Co. ................. 21,599 1,210,624
5,555,593
Diversified Consumer Services — 1.3%
ADT, Inc. ......................... 83,189 540,728
Coursera, Inc.
(a)
..................... 45,674 466,788
Duolingo, Inc. , Class A
(a)
............... 13,079 2,952,584
H&R Block, Inc. ..................... 77,603 3,665,190
Perdoceo Education Corp. .............. 113,206 2,071,670
Service Corp. International ............. 26,559 1,904,546
Stride, Inc.
(a)
....................... 18,270 1,219,522
Udemy, Inc.
(a)
...................... 43,227 433,135
13,254,163
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc. , Class A
(a)
.............. 68,254 1,242,223
Frontier Communications Parent, Inc.
(a)
..... 44,207 1,022,950
IDT Corp. , Class B ................... 29,310 1,041,677
IHS Holding Ltd.
(a)(b)
.................. 85,098 305,502
Iridium Communications, Inc. ............ 11,681 359,658
Liberty Global Ltd. , Class A
(a)(b)
........... 135,339 2,151,213
Liberty Latin America Ltd. , Class A
(a)
....... 150,543 1,136,600
Lumen Technologies, Inc.
(a)
............. 773,834 920,862
8,180,685
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc. ......... 56,634 557,845
IDACORP, Inc. ..................... 50,730 4,808,189
OGE Energy Corp. ................... 33,684 1,167,150
Otter Tail Corp. ..................... 9,214 786,507
PNM Resources, Inc. ................. 14,979 555,122
Portland General Electric Co. ............ 17,190 743,124
8,617,937
Electrical Equipment — 2.4%
Acuity Brands, Inc. ................... 11,428 2,837,572
Array Technologies, Inc.
(a)
.............. 47,730 588,988
Atkore, Inc. ........................ 29,768 5,218,330
Encore Wire Corp.
(b)
.................. 11,869 3,315,724
EnerSys .......................... 4,690 424,210
Security
Shares
Shares Value
Electrical Equipment (continued)
Fluence Energy, Inc. , Class A
(a)(b)
......... 20,338 $ 362,830
Generac Holdings, Inc.
(a)
............... 9,036 1,228,535
NEXTracker, Inc. , Class A
(a)
............. 29,650 1,268,724
nVent Electric plc .................... 76,584 5,519,409
Regal Rexnord Corp. ................. 16,811 2,712,791
Thermon Group Holdings, Inc.
(a)
.......... 19,843 633,587
24,110,700
Electronic Equipment, Instruments & Components — 2.2%
Advanced Energy Industries, Inc. ......... 1,528 146,443
Arrow Electronics, Inc.
(a)
............... 17,591 2,245,843
Badger Meter, Inc. ................... 6,051 1,106,849
Belden, Inc. ....................... 8,055 654,630
Crane NXT Co. ..................... 17,714 1,077,188
ePlus, Inc.
(a)
....................... 10,267 789,327
Flex Ltd.
(a)(b)
....................... 95,148 2,725,990
Insight Enterprises, Inc.
(a)(b)
............. 4,536 828,137
Jabil, Inc.
(b)
........................ 48,846 5,732,567
Knowles Corp.
(a)
.................... 49,826 788,746
Littelfuse, Inc. ...................... 2,440 562,762
Novanta, Inc.
(a)
..................... 9,327 1,459,675
OSI Systems, Inc.
(a)
.................. 1,204 158,254
Sanmina Corp.
(a)
.................... 32,009 1,941,986
Vishay Intertechnology, Inc. ............. 61,255 1,417,441
Vontier Corp. ....................... 15,266 620,258
22,256,096
Energy Equipment & Services — 1.8%
Archrock, Inc. ...................... 57,964 1,112,329
ChampionX Corp. ................... 42,172 1,415,714
Expro Group Holdings NV
(a)
............. 14,347 269,150
Helmerich & Payne, Inc. ............... 32,552 1,280,270
Nabors Industries Ltd.
(a)
............... 10,911 785,919
NOV, Inc. ......................... 95,147 1,759,268
Oceaneering International, Inc.
(a)
......... 45,700 1,046,987
Oil States International, Inc.
(a)
............ 19,731 78,727
Patterson-UTI Energy, Inc. ............. 151,727 1,641,686
Select Water Solutions, Inc. , Class A ....... 56,049 517,893
Transocean Ltd.
(a)(b)
.................. 278,605 1,454,318
Valaris Ltd.
(a)
....................... 1,872 121,792
Weatherford International plc
(a)
........... 47,941 5,926,467
17,410,520
Entertainment — 0.2%
Endeavor Group Holdings, Inc. , Class A ..... 64,909 1,714,247
TKO Group Holdings, Inc. .............. 6,677 632,111
2,346,358
Financial Services — 1.9%
AvidXchange Holdings, Inc.
(a)
............ 60,304 703,145
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 81,942 2,327,972
Euronet Worldwide, Inc.
(a)
.............. 9,680 993,942
EVERTEC, Inc. ..................... 9,223 346,139
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 5,569 1,036,558
Flywire Corp.
(a)
..................... 20,679 423,920
Jackson Financial, Inc. , Class A .......... 21,902 1,496,345
MGIC Investment Corp. ............... 43,201 876,116
Mr Cooper Group, Inc.
(a)
............... 54,194 4,183,777
NCR Atleos Corp.
(a)
.................. 14,677 292,513
Payoneer Global, Inc.
(a)
................ 18,244 90,125
PennyMac Financial Services, Inc. ........ 4,399 376,730
Radian Group, Inc. ................... 16,691 498,560
Rocket Cos., Inc. , Class A
(a)
............. 28,217 346,505
StoneCo Ltd. , Class A
(a)
............... 35,747 557,653

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Toast, Inc. , Class A
(a)(b)
................ 36,148 $ 854,177
Voya Financial, Inc. .................. 23,371 1,592,967
Walker & Dunlop, Inc. ................. 5,215 477,851
WEX, Inc.
(a)
........................ 5,960 1,259,110
18,734,105
Food Products — 0.5%
Adecoagro SA ...................... 87,952 954,279
Darling Ingredients, Inc.
(a)
.............. 9,125 386,626
Flowers Foods, Inc. .................. 31,956 796,983
Hain Celestial Group, Inc. (The)
(a)
......... 23,548 144,585
John B Sanfilippo & Son, Inc. ............ 23,989 2,391,703
Lancaster Colony Corp. ............... 1,557 297,091
Tootsie Roll Industries, Inc. ............. 3,883 115,364
WK Kellogg Co. ..................... 12,709 296,628
5,383,259
Gas Utilities — 0.6%
National Fuel Gas Co. ................ 24,507 1,301,322
New Jersey Resources Corp. ............ 19,768 863,664
Northwest Natural Holding Co. ........... 2,734 104,302
ONE Gas, Inc. ...................... 20,084 1,295,820
Southwest Gas Holdings, Inc. ........... 1,852 138,196
Spire, Inc. ......................... 20,417 1,261,566
UGI Corp. ......................... 24,285 620,725
5,585,595
Ground Transportation — 1.1%
ArcBest Corp. ...................... 8,999 998,079
Avis Budget Group, Inc. ............... 7,545 720,170
Hertz Global Holdings, Inc.
(a)
............ 18,991 86,409
Knight-Swift Transportation Holdings, Inc. ... 8,007 370,164
Landstar System, Inc. ................. 6,052 1,055,529
Lyft, Inc. , Class A
(a)
................... 59,224 926,263
Ryder System, Inc. ................... 19,594 2,387,529
Saia, Inc.
(a)(b)
....................... 4,128 1,638,114
Schneider National, Inc. , Class B ......... 39,436 815,537
XPO, Inc.
(a)
........................ 13,200 1,418,472
10,416,266
Health Care Equipment & Supplies — 2.6%
AtriCure, Inc.
(a)
..................... 9,526 229,767
Atrion Corp. ....................... 543 229,846
Axonics, Inc.
(a)
...................... 24,941 1,660,322
Cerus Corp.
(a)
...................... 313,097 522,872
CONMED Corp. ..................... 10,523 715,354
Dentsply Sirona, Inc. ................. 71,025 2,131,460
Embecta Corp. ..................... 24,744 250,657
Envista Holdings Corp.
(a)
............... 30,972 609,529
Establishment Labs Holdings, Inc.
(a)(b)
...... 11,357 567,964
Globus Medical, Inc. , Class A
(a)
.......... 3,667 182,580
Haemonetics Corp.
(a)
................. 24,712 2,272,268
Inari Medical, Inc.
(a)(b)
................. 16,867 629,814
Inmode Ltd.
(a)
...................... 63,084 1,084,414
Inspire Medical Systems, Inc.
(a)
.......... 14,397 3,479,179
Integer Holdings Corp.
(a)
............... 3,957 441,720
iRhythm Technologies, Inc.
(a)(b)
........... 8,248 903,816
Lantheus Holdings, Inc.
(a)(b)
............. 24,834 1,652,454
LivaNova plc
(a)
...................... 28,974 1,615,300
Masimo Corp.
(a)
..................... 5,792 778,503
Merit Medical Systems, Inc.
(a)
............ 8,912 660,379
Nevro Corp.
(a)
...................... 6,850 72,473
Orthofix Medical, Inc.
(a)
................ 21,330 277,290
Paragon 28, Inc.
(a)
................... 45,493 419,445
Penumbra, Inc.
(a)
.................... 3,283 645,011
QuidelOrtho Corp.
(a)
.................. 10,845 439,765
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Shockwave Medical, Inc.
(a)
.............. 7,045 $ 2,326,189
STAAR Surgical Co.
(a)
................. 13,211 607,178
25,405,549
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(a)
............ 12,746 942,439
Accolade, Inc.
(a)(b)
.................... 62,377 475,936
Alignment Healthcare, Inc.
(a)
............ 39,034 201,025
AMN Healthcare Services, Inc.
(a)
.......... 15,670 939,887
Brookdale Senior Living, Inc.
(a)
........... 75,188 510,526
Chemed Corp. ...................... 6,288 3,571,584
Encompass Health Corp. .............. 5,583 465,511
Ensign Group, Inc. (The)
(b)
.............. 11,004 1,302,433
Guardant Health, Inc.
(a)(b)
............... 99,093 1,783,674
HealthEquity, Inc.
(a)(b)
................. 1,365 107,712
Hims & Hers Health, Inc. , Class A
(a)
........ 48,967 613,556
National Research Corp. ............... 20,888 715,414
Option Care Health, Inc.
(a)
.............. 39,375 1,176,919
Owens & Minor, Inc.
(a)
................. 33,363 825,401
Patterson Cos., Inc. .................. 14,899 379,478
Tenet Healthcare Corp.
(a)
............... 22,503 2,526,862
16,538,357
Health Care REITs — 0.2%
Medical Properties Trust, Inc. ............ 157,506 724,527
National Health Investors, Inc. ........... 6,577 414,746
Omega Healthcare Investors, Inc. ......... 26,632 809,879
1,949,152
Health Care Technology — 0.3%
(a)
Definitive Healthcare Corp. , Class A ....... 27,316 189,573
Doximity, Inc. , Class A ................ 33,720 819,059
Evolent Health, Inc. , Class A ............ 15,702 435,573
Health Catalyst, Inc. .................. 14,199 88,318
Teladoc Health, Inc.
(b)
................. 126,909 1,618,090
3,150,613
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 41,196 664,491
Pebblebrook Hotel Trust
(b)
.............. 6,909 100,388
RLJ Lodging Trust ................... 26,057 286,627
Ryman Hospitality Properties, Inc. ........ 1,377 145,246
Service Properties Trust ............... 95,228 583,748
Sunstone Hotel Investors, Inc. ........... 17,020 173,604
Xenia Hotels & Resorts, Inc. ............ 22,451 311,395
2,265,499
Hotels, Restaurants & Leisure — 2.8%
Arcos Dorados Holdings, Inc. , Class A ...... 103,238 1,112,906
Bloomin' Brands, Inc. ................. 41,154 1,061,362
Boyd Gaming Corp. .................. 2,131 114,030
Cava Group, Inc.
(a)(b)
.................. 30,990 2,229,421
Cheesecake Factory, Inc. (The) .......... 2,700 93,204
Churchill Downs, Inc. ................. 7,773 1,002,717
Dine Brands Global, Inc. ............... 12,903 569,022
Everi Holdings, Inc.
(a)
................. 55,245 451,352
International Game Technology plc ........ 74,960 1,479,710
Jack in the Box, Inc. .................. 21,426 1,222,782
Life Time Group Holdings, Inc.
(a)(b)
......... 13,001 177,594
Light & Wonder, Inc. , Class A
(a)
........... 20,867 1,862,588
MakeMyTrip Ltd.
(a)(b)
.................. 18,079 1,197,010
Marriott Vacations Worldwide Corp. ........ 8,319 799,539
Papa John's International, Inc. ........... 11,211 691,607
Planet Fitness, Inc. , Class A
(a)
........... 10,936 654,410
PlayAGS, Inc.
(a)(b)
.................... 69,285 612,479
Six Flags Entertainment Corp.
(a)(b)
......... 25,339 597,494
Texas Roadhouse, Inc. ................ 4,198 674,954

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co. .................. 34,408 $ 1,498,124
United Parks & Resorts, Inc.
(a)
........... 33,850 1,720,257
Wendy's Co. (The) ................... 76,839 1,536,012
Wingstop, Inc. ...................... 13,111 5,044,982
Wyndham Hotels & Resorts, Inc. ......... 14,602 1,073,393
27,476,949
Household Durables — 1.8%
Cavco Industries, Inc.
(a)(b)
............... 3,928 1,430,617
GoPro, Inc. , Class A
(a)
................. 168,383 291,303
Helen of Troy Ltd.
(a)
.................. 7,205 667,975
Hovnanian Enterprises, Inc. , Class A
(a)
...... 7,542 1,114,934
Lovesac Co. (The)
(a)
.................. 42,187 935,708
SharkNinja, Inc. ..................... 30,635 1,969,218
Skyline Champion Corp.
(a)
.............. 18,347 1,375,841
Sonos, Inc.
(a)
....................... 40,018 676,304
Taylor Morrison Home Corp.
(a)
........... 4,800 268,848
Tempur Sealy International, Inc. .......... 49,014 2,453,641
Toll Brothers, Inc. .................... 5,811 692,148
TopBuild Corp.
(a)
.................... 6,757 2,734,355
TRI Pointe Homes, Inc.
(a)
............... 39,449 1,453,696
Worthington Enterprises, Inc. ............ 22,581 1,290,730
17,355,318
Household Products — 0.2%
Central Garden & Pet Co. , Class A, NVS
(a)
... 19,619 695,101
Energizer Holdings, Inc. ............... 4,276 122,807
Spectrum Brands Holdings, Inc. .......... 18,648 1,526,712
2,344,620
Independent Power and Renewable Electricity Producers — 0.3%
Atlantica Sustainable Infrastructure plc ..... 73,886 1,445,949
Clearway Energy, Inc. , Class A ........... 68,355 1,483,987
2,929,936
Industrial REITs — 0.8%
EastGroup Properties, Inc. ............. 6,116 950,182
First Industrial Realty Trust, Inc. .......... 124,529 5,656,107
Industrial Logistics Properties Trust ........ 180,362 634,874
LXP Industrial Trust .................. 85,044 710,117
STAG Industrial, Inc. ................. 11,946 410,823
8,362,103
Insurance — 2.8%
Ambac Financial Group, Inc.
(a)
........... 15,656 226,229
American Equity Investment Life Holding Co. . 19,259 1,080,623
AMERISAFE, Inc. ................... 4,679 213,362
Assurant, Inc. ...................... 9,190 1,602,736
Assured Guaranty Ltd. ................ 33,288 2,553,190
Axis Capital Holdings Ltd. .............. 1,676 102,789
CNO Financial Group, Inc. .............. 47,563 1,252,334
Employers Holdings, Inc. ............... 22,225 946,563
First American Financial Corp. ........... 30,313 1,623,867
Genworth Financial, Inc. , Class A
(a)
........ 169,423 1,004,678
Hanover Insurance Group, Inc. (The) ...... 4,556 591,460
Horace Mann Educators Corp. ........... 2,668 98,342
Kinsale Capital Group, Inc. ............. 4,272 1,551,804
Mercury General Corp. ................ 9,862 515,388
Old Republic International Corp. .......... 126,930 3,790,130
Oscar Health, Inc. , Class A
(a)
............ 44,480 772,618
Primerica, Inc. ...................... 10,806 2,289,359
RenaissanceRe Holdings Ltd. ........... 12,766 2,798,946
RLI Corp. ......................... 2,235 315,917
Ryan Specialty Holdings, Inc. , Class A ...... 24,930 1,230,046
Universal Insurance Holdings, Inc. ........ 33,158 647,244
Unum Group ....................... 22,675 1,149,623
Security
Shares
Shares Value
Insurance (continued)
White Mountains Insurance Group Ltd. ..... 949 $ 1,687,455
28,044,703
Interactive Media & Services — 0.5%
Angi, Inc. , Class A
(a)(b)
................. 139,131 293,566
Bumble, Inc. , Class A
(a)
................ 28,859 291,476
Cargurus, Inc. , Class A
(a)
............... 22,375 502,543
Cars.com, Inc.
(a)
..................... 50,753 848,083
Shutterstock, Inc. .................... 39,575 1,690,248
Vimeo, Inc.
(a)
....................... 70,268 252,262
Yelp, Inc.
(a)
........................ 17,654 710,397
ZipRecruiter, Inc. , Class A
(a)
............. 59,443 611,074
5,199,649
IT Services — 0.8%
(a)
BigCommerce Holdings, Inc. ............ 13,932 78,855
Couchbase, Inc. .................... 34,172 824,912
DigitalOcean Holdings, Inc. ............. 16,996 558,489
Kyndryl Holdings, Inc. ................. 26,003 511,219
Rackspace Technology, Inc. ............. 66,622 114,590
Squarespace, Inc. , Class A ............. 38,533 1,343,260
Wix.com Ltd. ....................... 33,336 3,962,650
7,393,975
Leisure Products — 0.9%
Acushnet Holdings Corp. ............... 22,235 1,355,890
Brunswick Corp. .................... 12,991 1,047,594
Hasbro, Inc. ....................... 16,235 995,206
Latham Group, Inc.
(a)
................. 48,822 136,702
Mattel, Inc.
(a)
....................... 70,870 1,298,338
Polaris, Inc. ........................ 12,176 1,036,908
Topgolf Callaway Brands Corp.
(a)
......... 30,382 486,720
Vista Outdoor, Inc.
(a)
.................. 53,994 1,894,649
YETI Holdings, Inc.
(a)(b)
................ 23,883 853,101
9,105,108
Life Sciences Tools & Services — 0.9%
AbCellera Biologics, Inc.
(a)(b)
............. 21,018 79,448
Adaptive Biotechnologies Corp.
(a)
......... 28,354 74,287
Bruker Corp. ....................... 29,472 2,299,111
Medpace Holdings, Inc.
(a)
.............. 13,165 5,112,628
Repligen Corp.
(a)
.................... 7,133 1,171,239
8,736,713
Machinery — 4.7%
AGCO Corp. ....................... 24,857 2,838,421
Alamo Group, Inc. ................... 2,176 422,971
Albany International Corp. , Class A ........ 1,447 115,398
Allison Transmission Holdings, Inc. ........ 54,955 4,041,940
Chart Industries, Inc.
(a)
................ 4,195 604,332
Crane Co. ......................... 19,371 2,712,134
Donaldson Co., Inc. .................. 27,376 1,976,547
Enerpac Tool Group Corp. , Class A ........ 7,440 265,087
Esab Corp. ........................ 16,089 1,703,503
Federal Signal Corp. ................. 2,719 221,055
Graco, Inc. ........................ 39,278 3,150,096
Hillenbrand, Inc. .................... 31,651 1,510,386
Hydrofarm Holdings Group, Inc.
(a)(b)
........ 141,599 137,365
ITT, Inc. .......................... 29,607 3,829,369
Kadant, Inc. ....................... 5,260 1,440,135
Lincoln Electric Holdings, Inc. ........... 2,987 655,736
Manitowoc Co., Inc. (The)
(a)
............. 22,443 271,560
Middleby Corp. (The)
(a)
................ 7,072 982,796
Mueller Industries, Inc. ................ 61,943 3,457,658
Nordson Corp. ...................... 8,842 2,282,916
SPX Technologies, Inc.
(a)
............... 20,945 2,551,310
Symbotic, Inc. , Class A
(a)(b)
.............. 9,131 352,183

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Tennant Co. ....................... 2,035 $ 237,037
Terex Corp. ........................ 40,494 2,269,689
Timken Co. (The) .................... 28,739 2,564,094
Toro Co. (The) ...................... 35,775 3,133,532
Trinity Industries, Inc. ................. 17,855 464,587
Wabash National Corp. ................ 44,254 1,022,710
Watts Water Technologies, Inc. , Class A ..... 5,375 1,066,723
46,281,270
Marine Transportation — 0.4%
Matson, Inc. ....................... 15,432 1,663,261
ZIM Integrated Shipping Services Ltd.
(a)
..... 155,703 2,063,065
3,726,326
Media — 0.8%
AMC Networks, Inc. , Class A
(a)
........... 35,044 372,167
EchoStar Corp. , Class A
(a)
.............. 144,456 2,309,851
EW Scripps Co. (The) , Class A
(a)
......... 23,956 90,075
John Wiley & Sons, Inc. , Class A ......... 14,700 552,279
Magnite, Inc.
(a)
...................... 21,656 191,223
New York Times Co. (The) , Class A ........ 25,614 1,102,170
Nexstar Media Group, Inc. .............. 5,222 835,833
Paramount Global , Class B, NVS ......... 12,049 137,238
Scholastic Corp. .................... 5,337 190,104
Sinclair, Inc. , Class A ................. 78,547 966,128
Stagwell, Inc. , Class A
(a)(b)
.............. 19,288 114,764
TechTarget, Inc.
(a)
.................... 11,696 321,640
TEGNA, Inc. ....................... 63,523 866,454
8,049,926
Metals & Mining — 1.9%
Alcoa Corp. ........................ 48,026 1,687,634
Algoma Steel Group, Inc.
(b)
............. 13,546 103,627
Alpha Metallurgical Resources, Inc. ....... 6,603 2,159,973
Arch Resources, Inc. , Class A ........... 2,211 351,063
ATI, Inc.
(a)
......................... 27,844 1,662,287
Commercial Metals Co. ................ 26,944 1,447,971
Kaiser Aluminum Corp. ................ 2,005 181,432
Lithium Americas Corp.
(a)(b)
............. 132,215 583,068
Materion Corp. ..................... 12,097 1,390,429
Nexa Resources SA
(a)
................. 37,261 271,633
Reliance, Inc. ...................... 18,233 5,191,300
Royal Gold, Inc. ..................... 11,126 1,336,566
United States Steel Corp. .............. 31,271 1,141,391
Warrior Met Coal, Inc. ................. 9,925 678,374
Worthington Steel, Inc. ................ 6,062 186,649
18,373,397
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ............... 194,823 1,782,630
ARMOUR Residential REIT, Inc.
(b)
........ 5,382 97,791
BrightSpire Capital, Inc. , Class A ......... 58,947 370,777
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 27,547 688,950
Invesco Mortgage Capital, Inc. ........... 46,066 393,864
KKR Real Estate Finance Trust, Inc. ....... 39,046 367,423
Ladder Capital Corp. , Class A ........... 58,858 631,546
MFA Financial, Inc. ................... 97,101 1,028,300
Starwood Property Trust, Inc. ............ 34,308 650,823
Two Harbors Investment Corp. ........... 22,860 288,722
6,300,826
Multi-Utilities — 0.0%
Black Hills Corp. .................... 1,976 108,483
Unitil Corp. ........................ 1,977 100,708
209,191
Security
Shares
Shares Value
Office REITs — 1.7%
Brandywine Realty Trust ............... 291,729 $ 1,324,450
COPT Defense Properties .............. 11,958 286,633
Cousins Properties, Inc. ............... 30,697 704,189
Douglas Emmett, Inc. ................. 76,984 1,055,451
Equity Commonwealth
(a)
............... 37,825 708,084
Highwoods Properties, Inc. ............. 64,991 1,702,764
Hudson Pacific Properties, Inc. ........... 67,844 393,495
Kilroy Realty Corp. ................... 35,924 1,214,231
Office Properties Income Trust ........... 194,170 392,224
Paramount Group, Inc. ................ 292,724 1,358,239
Piedmont Office Realty Trust, Inc. , Class A ... 202,989 1,398,594
SL Green Realty Corp. ................ 68,349 3,405,831
Vornado Realty Trust ................. 124,512 3,241,047
17,185,232
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp. ............... 284,036 3,931,058
Antero Resources Corp.
(a)
.............. 80,273 2,730,085
APA Corp. ........................ 111,316 3,499,775
Berry Corp. ........................ 43,169 366,505
California Resources Corp. ............. 19,298 1,020,092
Chesapeake Energy Corp. ............. 33,771 3,035,337
Chord Energy Corp. .................. 2,430 430,061
CNX Resources Corp.
(a)(b)
.............. 17,116 402,568
CONSOL Energy, Inc. ................. 8,797 728,040
CVR Energy, Inc. .................... 14,547 441,938
Dorian LPG Ltd. ..................... 16,522 682,689
DT Midstream, Inc. ................... 32,708 2,034,438
Equitrans Midstream Corp. ............. 184,868 2,501,264
HF Sinclair Corp. .................... 1,852 100,471
International Seaways, Inc. ............. 6,342 350,649
Kosmos Energy Ltd.
(a)
................. 144,213 817,688
Murphy Oil Corp. .................... 66,215 2,955,838
Ovintiv, Inc. ........................ 63,745 3,271,393
PBF Energy, Inc. , Class A .............. 8,243 439,105
Permian Resources Corp. , Class A ........ 73,817 1,236,435
Range Resources Corp. ............... 66,490 2,387,656
SFL Corp. Ltd. ...................... 71,705 955,828
SM Energy Co. ..................... 18,678 905,696
Targa Resources Corp. ................ 36,191 4,127,945
W&T Offshore, Inc. ................... 57,640 129,690
39,482,244
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ................ 50,327 3,683,433
Mercer International, Inc. ............... 91,830 930,238
Sylvamo Corp. ..................... 12,223 763,938
5,377,609
Passenger Airlines — 0.1%
Joby Aviation, Inc. , Class A
(a)(b)
........... 107,755 544,163
Personal Care Products — 0.8%
BellRing Brands, Inc.
(a)
................ 9,109 502,544
Coty, Inc. , Class A
(a)
.................. 86,037 984,263
Edgewell Personal Care Co. ............ 3,072 115,569
elf Beauty, Inc.
(a)(b)
................... 18,397 2,990,064
Herbalife Ltd.
(a)(b)
.................... 64,401 557,069
Inter Parfums, Inc. ................... 11,359 1,321,960
Medifast, Inc. ...................... 14,629 402,736
Nu Skin Enterprises, Inc. , Class A ......... 31,609 371,722
USANA Health Sciences, Inc.
(a)
.......... 7,266 301,684
7,547,611
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.
(a)
........ 15,023 619,699
Athira Pharma, Inc.
(a)
................. 130,621 257,323

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.
(a)(b)
........... 22,866 $ 1,686,596
Corcept Therapeutics, Inc.
(a)(b)
........... 65,805 1,534,573
Innoviva, Inc.
(a)
..................... 54,997 831,005
Intra-Cellular Therapies, Inc.
(a)
........... 2,360 169,471
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 7,911 552,900
Neumora Therapeutics, Inc.
(a)
............ 15,308 139,150
Omeros Corp.
(a)(b)
.................... 44,283 139,491
Perrigo Co. plc ..................... 7,806 254,944
Prestige Consumer Healthcare, Inc.
(a)
...... 12,249 878,988
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 8,630 259,763
Tilray Brands, Inc. , Class 2
(a)(b)
........... 293,995 726,168
8,050,071
Professional Services — 2.5%
Alight, Inc. , Class A
(a)
................. 133,535 1,204,486
ASGN, Inc.
(a)
....................... 7,952 766,970
CACI International, Inc. , Class A
(a)
........ 360 144,803
Clarivate plc
(a)(b)
..................... 55,360 374,234
Conduent, Inc.
(a)
.................... 163,226 514,162
Dun & Bradstreet Holdings, Inc. .......... 26,566 241,751
ExlService Holdings, Inc.
(a)
............. 58,930 1,708,970
Exponent, Inc. ...................... 22,545 2,072,111
Fiverr International Ltd.
(a)(b)
.............. 31,552 647,131
FTI Consulting, Inc.
(a)
................. 2,140 457,596
Heidrick & Struggles International, Inc. ..... 80,480 2,372,550
Huron Consulting Group, Inc.
(a)
........... 14,737 1,374,078
ICF International, Inc. ................. 7,271 1,049,133
Insperity, Inc. ....................... 17,354 1,786,247
KBR, Inc. ......................... 26,931 1,748,899
Kforce, Inc. ........................ 31,725 1,959,336
Korn Ferry ........................ 2,881 174,934
Legalzoom.com, Inc.
(a)
................ 33,587 401,365
ManpowerGroup, Inc. ................. 6,743 508,759
Maximus, Inc. ...................... 6,262 502,713
Paycor HCM, Inc.
(a)(b)
................. 9,081 157,737
Paylocity Holding Corp.
(a)
.............. 8,004 1,241,901
Robert Half, Inc. .................... 25,991 1,797,018
TriNet Group, Inc. ................... 16,326 1,638,641
Upwork, Inc.
(a)
...................... 10,092 118,076
24,963,601
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)
............ 166,910 811,183
DigitalBridge Group, Inc. , Class A ......... 18,916 310,979
eXp World Holdings, Inc.
(b)
.............. 82,144 818,154
Kennedy-Wilson Holdings, Inc. ........... 101,196 869,274
Opendoor Technologies, Inc.
(a)
........... 76,554 152,342
Redfin Corp.
(a)(b)
..................... 46,223 259,311
St. Joe Co. (The) .................... 43,128 2,466,922
5,688,165
Residential REITs — 0.4%
American Homes 4 Rent , Class A ......... 75,243 2,693,700
Apartment Investment & Management Co. ,
Class A
(a)
....................... 84,133 673,064
Veris Residential, Inc. ................. 6,935 99,933
3,466,697
Retail REITs — 1.6%
Alexander's, Inc. .................... 5,275 1,115,979
Brixmor Property Group, Inc. ............ 148,510 3,282,071
InvenTrust Properties Corp. ............. 59,933 1,518,702
Kimco Realty Corp. .................. 72,034 1,341,994
Kite Realty Group Trust ................ 73,158 1,594,844
Macerich Co. (The) .................. 187,686 2,582,559
NNN REIT, Inc. ..................... 27,158 1,100,714
Security
Shares
Shares Value
Retail REITs (continued)
SITE Centers Corp. .................. 67,471 $ 910,184
Tanger, Inc. ........................ 68,294 1,936,135
15,383,182
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.
(a)
............ 20,166 598,728
Axcelis Technologies, Inc.
(a)
............. 17,436 1,804,975
Cirrus Logic, Inc.
(a)
................... 11,594 1,026,881
Entegris, Inc. ....................... 25,645 3,408,733
Impinj, Inc.
(a)(b)
...................... 12,903 2,056,480
Kulicke & Soffa Industries, Inc. ........... 25,837 1,195,736
Lattice Semiconductor Corp.
(a)(b)
.......... 51,683 3,545,454
MACOM Technology Solutions Holdings, Inc.
(a)
7,726 787,666
MKS Instruments, Inc. ................ 8,034 955,885
Onto Innovation, Inc.
(a)(b)
............... 10,624 1,970,646
Power Integrations, Inc. ............... 1,451 96,811
Rambus, Inc.
(a)
..................... 49,832 2,731,790
Silicon Laboratories, Inc.
(a)
.............. 3,424 415,982
Synaptics, Inc.
(a)
.................... 15,186 1,366,132
Universal Display Corp. ............... 2,416 381,680
Veeco Instruments, Inc.
(a)
.............. 26,186 925,413
23,268,992
Software — 7.2%
A10 Networks, Inc. ................... 80,531 1,051,735
Adeia, Inc. ........................ 59,301 583,522
Agilysys, Inc.
(a)
..................... 3,935 326,802
Alarm.com Holdings, Inc.
(a)
............. 5,086 338,219
Amplitude, Inc. , Class A
(a)
.............. 46,057 450,898
AppLovin Corp. , Class A
(a)
.............. 56,092 3,958,412
Asana, Inc. , Class A
(a)(b)
................ 42,351 629,759
Aspen Technology, Inc.
(a)
............... 10,557 2,078,357
Bentley Systems, Inc. , Class B ........... 33,606 1,765,323
BILL Holdings, Inc.
(a)
.................. 16,300 1,016,468
Blackbaud, Inc.
(a)
.................... 17,312 1,348,951
BlackLine, Inc.
(a)
.................... 29,836 1,731,980
Box, Inc. , Class A
(a)
.................. 27,231 708,551
Braze, Inc. , Class A
(a)
................. 23,859 999,692
Clear Secure, Inc. , Class A ............. 51,901 906,710
CommVault Systems, Inc.
(a)
............. 5,190 531,819
Confluent, Inc. , Class A
(a)(b)
............. 20,667 581,156
CyberArk Software Ltd.
(a)
............... 3,266 781,390
Domo, Inc. , Class B
(a)
................. 107,314 808,074
Elastic NV
(a)
....................... 30,830 3,151,443
Five9, Inc.
(a)
....................... 22,420 1,290,719
Gitlab, Inc. , Class A
(a)
................. 34,945 1,833,564
Intapp, Inc.
(a)
....................... 40,827 1,262,371
InterDigital, Inc. ..................... 5,726 565,328
Jamf Holding Corp.
(a)
................. 6,030 117,404
JFrog Ltd.
(a)(b)
...................... 44,737 1,784,112
LiveRamp Holdings, Inc.
(a)(b)
............. 7,225 231,995
Manhattan Associates, Inc.
(a)
............ 20,719 4,269,357
MicroStrategy, Inc. , Class A
(a)(b)
........... 2,181 2,322,830
Mitek Systems, Inc.
(a)(b)
................ 12,404 156,663
Model N, Inc.
(a)
..................... 42,440 1,258,346
Monday.com Ltd.
(a)
................... 18,045 3,416,460
Nutanix, Inc. , Class A
(a)(b)
............... 91,157 5,533,230
PagerDuty, Inc.
(a)
.................... 47,028 938,679
Pegasystems, Inc. ................... 10,187 605,312
Progress Software Corp. ............... 37,899 1,888,128
PROS Holdings, Inc.
(a)
................ 8,402 275,166
Qualys, Inc.
(a)(b)
..................... 10,242 1,678,766
Rapid7, Inc.
(a)
...................... 9,413 421,702
RingCentral, Inc. , Class A
(a)
............. 58,408 1,730,045
Samsara, Inc. , Class A
(a)(b)
.............. 95,457 3,334,313

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Smartsheet, Inc. , Class A
(a)
............. 52,501 $ 1,986,113
SolarWinds Corp. ................... 8,533 94,034
Sprout Social, Inc. , Class A
(a)(b)
........... 56,951 2,873,178
SPS Commerce, Inc.
(a)
................ 7,103 1,234,999
Tenable Holdings, Inc.
(a)
............... 20,600 926,382
Teradata Corp.
(a)
.................... 19,619 727,865
Varonis Systems, Inc.
(a)
................ 25,443 1,113,131
Workiva, Inc. , Class A
(a)
................ 42,469 3,346,557
Yext, Inc.
(a)
........................ 134,927 740,749
71,706,759
Specialized REITs — 0.9%
CubeSmart ........................ 26,607 1,075,987
EPR Properties ..................... 5,319 215,898
Gaming & Leisure Properties, Inc. ........ 42,723 1,825,554
Lamar Advertising Co. , Class A .......... 29,650 3,434,952
Outfront Media, Inc. .................. 23,972 380,196
PotlatchDeltic Corp. .................. 12,263 490,643
Rayonier, Inc. ...................... 23,625 700,717
Safehold, Inc. ...................... 39,613 722,541
Uniti Group, Inc. .................... 82,457 474,128
9,320,616
Specialty Retail — 4.8%
1-800-Flowers.com, Inc. , Class A
(a)
........ 14,240 129,157
Aaron's Co., Inc. (The) ................ 91,715 633,751
Abercrombie & Fitch Co. , Class A
(a)
........ 25,506 3,099,489
Academy Sports & Outdoors, Inc. ......... 35,072 2,044,698
American Eagle Outfitters, Inc. ........... 31,371 761,060
Asbury Automotive Group, Inc.
(a)
.......... 6,661 1,400,409
AutoNation, Inc.
(a)
.................... 16,484 2,656,397
Bath & Body Works, Inc. ............... 73,655 3,345,410
Buckle, Inc. (The) ................... 28,953 1,082,553
Caleres, Inc. ....................... 29,984 1,104,311
Carvana Co. , Class A
(a)
................ 15,195 1,259,969
Chewy, Inc. , Class A
(a)(b)
............... 5,935 88,966
Children's Place, Inc. (The)
(a)(b)
........... 21,574 150,155
Citi Trends, Inc.
(a)(b)
................... 7,908 169,547
Designer Brands, Inc. , Class A ........... 28,055 260,631
Dick's Sporting Goods, Inc. ............. 26,442 5,313,255
Five Below, Inc.
(a)
.................... 3,034 443,996
Foot Locker, Inc. .................... 13,269 276,659
GameStop Corp. , Class A
(a)(b)
............ 101,213 1,122,452
Gap, Inc. (The) ..................... 66,258 1,359,614
Genesco, Inc.
(a)
..................... 26,656 674,663
Group 1 Automotive, Inc.
(b)
.............. 7,935 2,333,049
Guess?, Inc. ....................... 101,854 2,727,650
Hibbett, Inc. ....................... 9,634 830,836
MarineMax, Inc.
(a)(b)
.................. 3,350 82,644
ODP Corp. (The)
(a)
................... 20,586 1,048,033
Petco Health & Wellness Co., Inc.
(a)(b)
...... 40,303 60,454
RH
(a)
............................ 1,223 302,142
Signet Jewelers Ltd. .................. 34,957 3,426,835
Sleep Number Corp.
(a)
................ 36,833 490,247
Sonic Automotive, Inc. , Class A .......... 7,001 404,938
Upbound Group, Inc. ................. 41,868 1,298,327
Wayfair, Inc. , Class A
(a)(b)
............... 19,097 957,715
Williams-Sonoma, Inc. ................ 22,282 6,390,032
47,730,044
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. , Class A
(a)
............ 67,494 3,401,698
Xerox Holdings Corp. ................. 94,990 1,262,417
4,664,115
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.
(a)
................. 5,046 $ 179,032
Crocs, Inc.
(a)
....................... 26,847 3,338,961
Deckers Outdoor Corp.
(a)
............... 8,164 6,681,989
G-III Apparel Group Ltd.
(a)
.............. 17,392 489,585
On Holding AG , Class A
(a)(b)
............. 21,303 676,370
Oxford Industries, Inc. ................ 8,414 906,861
PVH Corp. ........................ 18,535 2,016,608
Ralph Lauren Corp. .................. 1,131 185,077
Tapestry, Inc. ....................... 58,965 2,353,883
Under Armour, Inc. , Class C, NVS
(a)
....... 181,721 1,184,821
VF Corp. ......................... 19,950 248,577
18,261,764
Tobacco — 0.4%
Turning Point Brands, Inc. .............. 7,732 222,991
Universal Corp. ..................... 13,705 704,848
Vector Group Ltd. ................... 297,837 3,082,613
4,010,452
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ....... 5,251 962,246
Beacon Roofing Supply, Inc.
(a)
........... 5,052 497,774
Boise Cascade Co. .................. 17,594 2,327,158
Core & Main, Inc. , Class A
(a)
............. 77,328 4,366,712
DNOW, Inc.
(a)
...................... 108,092 1,525,178
GATX Corp. ....................... 10,990 1,344,736
GMS, Inc.
(a)
........................ 9,242 855,070
H&E Equipment Services, Inc. ........... 16,971 819,530
McGrath RentCorp ................... 7,852 837,494
MRC Global, Inc.
(a)
................... 88,267 991,238
MSC Industrial Direct Co., Inc. , Class A ..... 2,073 189,141
Rush Enterprises, Inc. , Class A .......... 10,927 479,914
SiteOne Landscape Supply, Inc.
(a)(b)
........ 3,918 614,695
Watsco, Inc. ....................... 6,757 3,025,244
WESCO International, Inc. .............. 12,776 1,951,534
20,787,664
Water Utilities — 0.1%
American States Water Co. ............. 16,242 1,150,583
Middlesex Water Co. ................. 3,959 200,801
1,351,384
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. .......... 16,626 260,197
Total Long-Term Investments — 99.3%
(Cost: $901,748,677) .............................. 985,176,981

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(e)
.................. 60,255,951 $ 60,274,027
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28% ................... 6,524,063 6,524,063
Total Short-Term Securities — 6.7%
(Cost: $66,788,123) ............................... 66,798,090
Total Investments — 106.0%
(Cost: $968,536,800 ) .............................. 1,051,975,071
Liabilities in Excess of Other Assets — (6.0)% ............. (59,501,951)
Net Assets — 100.0% ...............................
$ 992,473,120
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 54,600,717 $ 5,669,532
(a)
$ — $ (4,485) $ 8,263 $ 60,274,027 60,255,951 $ 286,896
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,452,652 4,071,411
(a)
— — — 6,524,063 6,524,063 155,928 —
$ (4,485) $ 8,263 $ 66,798,090 $ 442,824 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 129 06/21/24 $ 1,281 $ (40,978)
S&P Midcap 400 E-Mini Index ................................................. 2 06/21/24 575 (13,665)
$ (54,643)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,218,528 $ 40,440
(c)
$ 1,255,237 0.1%
Monthly HSBC Bank plc
(d)
02/10/28 1,941,543 (25,263)
(e)
1,922,931 0.2
Monthly
JPMorgan Chase
Bank NA
(f)
05/10/24 1,928,321 7,507
(g)
1,938,336 0.2
$ 22,684 $ 5,116,504
(b) (d) (f)
Range: 0-40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $3,731 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(6,651) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(2,508) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 2,900 $ 164,401 13.1%
BankUnited, Inc. .......... 2,508 67,039 5.3
City Holding Co. .......... 276 27,881 2.2
Eagle Bancorp, Inc. ........ 2,201 40,696 3.2
First Bancorp ............ 6,356 109,641 8.7
Fulton Financial Corp. ...... 6,129 101,435 8.1
NBT Bancorp, Inc. ......... 277 9,698 0.8
Preferred Bank ........... 6,995 529,452 42.2
1,050,243
Financial Services
Radian Group, Inc. ........ 568 16,966 1.4
Insurance
Employers Holdings, Inc. .... 900 38,331 3.1
Genworth Financial, Inc., Class
A .................. 6,221 36,891 2.9
75,222
Office REITs
Douglas Emmett, Inc. ...... 8,228 112,806 9.0
Total Reference Entity — Long ............ 1,255,237
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 1,255,237
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 4,729 141,586 7.4
BankUnited, Inc. .......... 1,384 36,994 1.9
First Bancorp ............ 11,559 203,143 10.6
Fulton Financial Corp. ...... 521 8,622 0.5
NBT Bancorp, Inc. ......... 490 17,155 0.9
Pathward Financial, Inc. ..... 3,867 194,781 10.1
Preferred Bank ........... 1,195 90,450 4.7
Trustmark Corp. .......... 4,785 141,636 7.4
834,367
Office REITs
Douglas Emmett, Inc. ...... 6,149 84,303 4.4
SL Green Realty Corp. ...... 4,990 248,652 12.9
332,955
Financial Services
Payoneer Global, Inc. ...... 2,090 10,325 0.5
Radian Group, Inc. ........ 2,906 86,802 4.5
97,127
Consumer Finance
Bread Financial Holdings, Inc. . 775 28,605 1.5
Enova International, Inc. ..... 2,192 132,682 6.9
Shares Value
% of Basket
Value
Consumer Finance (continued)
Green Dot Corp., Class A .... 9,088 $ 79,520 4.1%
240,807
Interactive Media & Services
Vimeo, Inc. ............. 5,207 18,693 1.0
Diversified Consumer Services
Perdoceo Education Corp. ... 10,256 187,685 9.8
Containers & Packaging
Sealed Air Corp. .......... 1,211 38,122 2.0
Insurance
Genworth Financial, Inc., Class
A .................. 20,498 121,553 6.3
Horace Mann Educators Corp. 286 10,542 0.5
132,095
Capital Markets
Moelis & Co., Class A ...... 837 41,080 2.1
Total Reference Entity — Long ............ 1,922,931
Net Value of Reference Entity — HSBC Bank plc $ 1,922,931
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 981 29,371 1.5
First Bancorp ............ 10,429 186,257 9.7
NBT Bancorp, Inc. ......... 895 31,334 1.6
OFG Bancorp ............ 5,047 182,247 9.4
429,209
Financial Services
Jackson Financial, Inc., Class A 10,453 714,149 36.8
Payoneer Global, Inc. ...... 1,799 8,887 0.5
723,036
Insurance
Employers Holdings, Inc. .... 2,564 109,201 5.6
Genworth Financial, Inc., Class
A .................. 16,908 100,264 5.2
Horace Mann Educators Corp. 1,485 54,737 2.8
Unum Group ............ 7,037 356,776 18.4
620,978
Consumer Finance
Green Dot Corp., Class A .... 18,870 165,113 8.5
Total Reference Entity — Long ............ 1,938,336
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 1,938,336

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 984,888,238 $ 288,743 $ — $ 985,176,981
Short-Term Securities
Money Market Funds ...................................... 66,798,090 — — 66,798,090
$ 1,051,686,328 $ 288,743 $ — $ 1,051,975,071
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 47,947 $ — $ 47,947
Liabilities
Equity contracts ........................................... (54,643) (25,263) — (79,906)
$ (54,643) $ 22,684 $ — $ (31,959)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust